Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) (Parentheticals) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
North Carolina Real Estate Loan [Member]
Original principal	$ 2,240,000	$ 2,240,000
Monthly installments	12,553	12,553
Interest rate	4.25%	4.25%
Final payment	1,674,217	1,674,217
Maturity date	Apr. 30, 2018	Apr. 30, 2018
Virginia Real Estate Loan [Member]
Original principal	6,500,000	6,500,000
Monthly installments	36,426	36,426
Interest rate	4.25%	4.25%
Final payment	$ 4,858,220	$ 4,858,220
Maturity date	Apr. 30, 2018	Apr. 30, 2018